Class A Common Stock Subject to Possible Redemption (Details) - Schedule of class A common stock subject to possible redemption - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Less:
Class A common stock issuance costs	$ (13,362)	$ (5,016)	$ (5,016)	$ (128,127)
Plus:
Class A common stock subject to possible redemption	6,318,491		6,318,491	6,318,491
7GC Co Holdings INC [Member] | Common Class A [Member]
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Gross proceeds			230,000,000	230,000,000
Less:
Amount allocated to Public Warrants				(13,340,000)
Class A common stock issuance costs			(12,403,774)	(12,403,774)
Fair value of Public Warrants at issuance			(13,340,000)
Plus:
Accretion of carrying value to redemption value				25,743,774
Class A common stock subject to possible redemption	35,476,939		51,916,992	$ 230,000,000
Less:
Redemption of Class A common stock subject to possible redemption	(18,443,646)		(180,858,526)
Plus:
Remeasurement of Class A common stock to redemption value	2,003,593		2,775,518
Redemption of Class A common stock	$ (18,443,646)		(180,858,526)
7GC Co Holdings INC [Member] | Common Class A [Member] | Previously Reported [Member]
Plus:
Remeasurement of Class A common stock to redemption value			$ 28,519,292